Interest-bearing loans and borrowings - short term - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Bottom of Range | Working capital term loan (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.85%	8.45%
Borrowings repayment term	30 days
Bottom of Range | Bank overdrafts (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%
Bottom of Range | Acceptances (secured)
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	6.2	7
Acceptences Maturity Term	3 months
Bottom of Range | Buyer's / supplier's credit (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.10%	3.35%
Bottom of Range | Term loan from banks and financial institutions (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%	0.00%
Top of Range | Working capital term loan (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.15%	11.15%
Borrowings repayment term	365 days
Top of Range | Bank overdrafts (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.40%
Top of Range | Acceptances (secured)
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	8.46	9.94
Acceptences Maturity Term	12 months
Top of Range | Buyer's / supplier's credit (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.38%	4.94%
Top of Range | Term loan from banks and financial institutions (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.40%	0.00%